SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenues	$ 5,038	$ 4,711	$ 4,096
Net income (loss)	616	138	(66)
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(50)	(122)	(136)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	3	2	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(724)	(1,322)	(1,185)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	5,038	4,711	4,096
Net income (loss)	1,686	772	561
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	$ (299)	$ 808	$ 694